SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Convertible Notes (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of subsidiaries [line items]
Other current financial assets	$ 6,529	$ 2,057
Other financial assets non current	34,978	25,233
Borrowings	3,699	12,240	$ 25,968	$ 51,386
Drixit Technologies Inc and Woolabs S.A | Subsidiaries | Globant España S.A.
Disclosure of subsidiaries [line items]
Borrowings	$ 5,780
Drixit Technologies Inc and Woolabs S.A | Subsidiaries | Globant España S.A. | Minimum
Disclosure of subsidiaries [line items]
Borrowings, interest rate	2.00%
Drixit Technologies Inc and Woolabs S.A | Subsidiaries | Globant España S.A. | Maximum
Disclosure of subsidiaries [line items]
Borrowings, interest rate	8.00%
Globant Ventures S.A.S. | Subsidiaries | Sistemas Globales S.A.
Disclosure of subsidiaries [line items]
Borrowings	$ 904
Globant Ventures S.A.S. | Subsidiaries | Sistemas Globales S.A. | Minimum
Disclosure of subsidiaries [line items]
Borrowings, interest rate	5.00%
Globant Ventures S.A.S. | Subsidiaries | Sistemas Globales S.A. | Maximum
Disclosure of subsidiaries [line items]
Borrowings, interest rate	12.00%
Convertible notes
Disclosure of subsidiaries [line items]
Other current financial assets	$ 2,491	1,267
Other financial assets non current	$ 4,193	$ 2,608